INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Tables)	6 Months Ended
Dec. 31, 2020
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Schedule of cash and cash equivalents

	12/31/2020	06/30/2020
Cash at bank and on hand	4,633,470	4,813,012
Mutual funds	14,496,736	22,346,409
	19,130,206	27,159,421

Schedule of other financial assets

	12/31/2020	06/30/2020
Current
Restricted short-term deposits	5,052,295	4,390,458
US Treasury bills	7,316,388	7,768,410
Other investments	4,561,531	16,640,965
	16,930,214	28,799,833

	12/31/2020	06/30/2020
Non-current
Shares of Bioceres S.A.	322,625	321,705
Other marketable securities	8,054	998
	330,679	322,703

Schedule of trade receivables

	12/31/2020	06/30/2020

Current
Trade debtors	67,157,349	53,047,035
Allowance for impairment of trade debtors	(3,824,980)	(3,886,832)
Shareholders and other related parties (Note 15)	240,954	1,090,004
Allowance for impairment of shareholders and other related parties (Note 15)	(378)	(768)
Allowance for credit notes to be issued	(1,527,419)	(2,285,197)
Trade debtors - Parent company (Note 15)	8,337	—
Trade debtors - Joint ventures and associates (Note 15)	—	120,992
Deferred checks	22,599,241	25,461,399
	84,653,104	73,546,633

Non-current
Trade debtors	292,067	—
	292,067	—

Schedule of other receivables

	12/31/2020	06/30/2020
Current
Taxes	2,417,921	2,205,342
Other receivables - Other related parties (Note 15)	1,759	2,102
Other receivables - Parents companies and related parties to Parents (Note 15)	815,770	102,069
Other receivables - Joint ventures and associates (Note 15)	1,603,878	1,562,340
Prepayments to suppliers	2,373,254	379,914
Prepayments to suppliers - Shareholders and other related parties (Note 15)	—	81,737
Reimbursements over exports	29,083	29,077
Prepaid expenses and other receivables	275,658	128,650
Loans receivable	230,000	230,000
Miscellaneous	42,550	49,441
	7,789,873	4,770,672

	12/31/2020	06/30/2020
Non-current
Taxes	413,615	328,701
Reimbursements over exports	1,492,547	1,293,958
Miscellaneous	—	80,914
	1,906,162	1,703,573

Schedule of inventories

	12/31/2020	06/30/2020

Agrochemicals	133,794	356,489
Seeds and grains	6,860,569	1,300,998
Microbiological resale products	17,420,918	13,486,668
Microbiological products produced	11,165,788	8,079,553
Goods in transit	1,922,081	1,292,239
Supplies	5,429,648	5,930,471
Allowance for obsolescence	(1,277,389)	(1,107,870)
	41,655,409	29,338,548

Schedule of biological assets

	12/31/2020	06/30/2020
Biological assets	10,554,349	965,728
	10,554,349	965,728

Schedule of changes in biological assets

	Soybean	Corn	Wheat	Barley	EcoSoy	EcoWheat	Total
Beginning of the period	105,101	271,754	45,639	34,050	—	509,184	965,728
Initial recognition and changes in the fair value of biological assets	174,578	129,785	239,266	25,377	(149,702)	564,889	984,193
Costs incurred during the period	259,760	442,922	254,909	45,490	10,371,418	4,667,032	16,041,531
Exchange differences	(371,625)	(80,335)	(28,376)	(9,251)	(844,644)	(378,411)	(1,712,642)
Decrease due to harvest / disposals	(87,982)	(110,192)	(135,089)	(28,504)	—	(5,362,694)	(5,724,461)
Period ended December 31, 2020	79,832	653,934	376,349	67,162	9,377,072	—	10,554,349

	Soybean	Corn	Wheat	Barley	Total
Beginning of the period	237,723	32,856	—	—	270,579
Initial recognition and changes in the fair value of biological assets	205,730	255,674	209,801	48,138	719,343
Cost incurred during the period	293,416	187,807	161,713	46,378	689,314
Exchange differences	(99,425)	(29,004)	(14,312)	379	(142,362)
Decrease due to harvest / disposals	(241,542)	(54,501)	(63,507)	(48,978)	(408,528)
Period ended December 31, 2019	395,902	392,832	293,695	45,917	1,128,346

Schedule of other assets

	12/31/2020	06/30/2020

Other assets	5,000,000	—
	5,000,000	—

Schedule of property plant and equipment

	12/31/2020	06/30/2020

Gross carrying amount	55,849,205	54,527,392
Accumulated depreciation	(13,981,043)	(13,012,286)
Net carrying amount	41,868,162	41,515,106

Schedule of net carrying amount

	Net carrying	Net carrying
	amount	amount
Class	12/31/2020	06/30/2020
Office equipment	209,709	188,280
Vehicles	1,721,615	1,149,455
Equipment and computer software	51,755	32,448
Fixtures and fittings	3,472,892	3,679,075
Machinery and equipment	5,243,338	5,449,233
Land and buildings	29,451,178	29,746,076
Buildings in progress	1,717,675	1,270,539
Total	41,868,162	41,515,106

Schedule of gross carrying amount

Gross carrying amount as of December 31, 2020 is as follows:

	Gross carrying amount

	As of the				Foreign
	beginning of				currency		As of the end
Class	period	Additions	Reclassifications	Disposals	translation	Revaluation	of period
Office equipment	579,882	42,546	—	(5,103)	1,474	—	618,799
Vehicles	2,977,542	898,190	—	(189,537)	33,791	—	3,719,986
Equipment and computer software	465,679	37,882	—	—	3,477	—	507,038
Fixtures and fittings	5,480,431	1,506	—	—	(32,276)	—	5,449,661
Machinery and equipment	9,054,701	267,275	—	—	(170,499)	—	9,151,477
Land and buildings	34,698,618	57,252	—	—	118,430	(189,731)	34,684,569
Buildings in progress	1,270,539	451,324	—	—	(4,188)	—	1,717,675
Total	54,527,392	1,755,975	—	(194,640)	(49,791)	(189,731)	55,849,205

Gross carrying amount as of December 31, 2019 is as follows:

	Gross carrying amount

	As of the				Foreign
	beginning				currency		As of the
Class	of period	Additions	Reclassifications	Disposals	translation	Revaluation	end of period
Office equipment	629,119	16,919	—	—	(58,750)	—	587,288
Vehicles	3,604,537	104,849	(384,438)	(143,395)	(305,040)	—	2,876,513
Equipment and computer software	955,657	8,631	(390,125)	—	(85,968)	—	488,195
Fixtures and fittings	6,438,430	19,026	—	—	(709,698)	—	5,747,758
Machinery and equipment	10,233,501	479,735	(413,322)	—	(1,120,114)	—	9,179,800
Land and buildings	34,530,114	3,378	—	—	(3,836,143)	3,318,976	34,016,325
Buildings in progress	668,614	374,715	—	—	(159,797)	—	883,532
Total	57,059,972	1,007,253	(1,187,885)	(143,395)	(6,275,510)	3,318,976	53,779,411

Schedule of accumulated depreciation

Accumulated depreciation as of December 31, 2020 is as follows:

	Depreciation

	Accumulated
	as of the			Foreign		Accumulated
	beginning of	Disposals /	Of the	currency		as of the end
Class	period	Reclassifications	period	translation	Revaluation	of period
Office equipment	391,602	(2,964)	19,750	702	—	409,090
Vehicles	1,828,087	(117,085)	289,400	(2,031)	—	1,998,371
Equipment and computer software	433,231	—	20,737	1,315	—	455,283
Fixtures and fittings	1,801,356	—	169,806	5,607	—	1,976,769
Machinery and equipment	3,605,468	—	291,265	11,406	—	3,908,139
Land and buildings	4,952,542	—	313,579	16,187	(48,917)	5,233,391
Total	13,012,286	(120,049)	1,104,537	33,186	(48,917)	13,981,043

Accumulated depreciation as of December 31, 2019 is as follows:

	Depreciation

	Accumulated
	as of the			Foreign		Accumulated
	beginning of	Disposals /	Of the	currency		as of the end
Class	period	Reclasifications	period	translation	Revaluation	of period
Office equipment	415,682	—	18,197	(42,031)	—	391,848
Vehicles	1,818,836	(230,012)	210,091	(161,860)	—	1,637,055
Equipment and computer software	832,185	(349,836)	15,632	(80,871)	—	417,110
Fixtures and fittings	1,701,034	—	178,229	(181,769)	—	1,697,494
Machinery and equipment	3,896,810	(233,094)	258,832	(415,489)	—	3,507,059
Land and buildings	4,560,877	—	308,543	(463,108)	136,501	4,542,813
Total	13,225,424	(812,942)	989,524	(1,345,128)	136,501	12,193,379

Summary of investment properties

	12/31/2020	06/30/2020

Gross carrying amount of land	2,499,206	—
	2,499,206	—

Schedule of intangible assets

	12/31/2020	06/30/2020

Gross carrying amount	66,376,939	42,832,837
Accumulated amortization	(8,595,456)	(7,499,373)
Net carrying amount	57,781,483	35,333,464

Schedule of net carrying amount of intangibles

	Net carrying	Net carrying
	amount	amount
Class	31/12/2020	06/30/2020
Seed and integrated products
Soybean HB4 and breeding program	26,223,085	7,345,923
Ecoseed integrated products	2,304,492	2,296,955
Crop nutrition
Microbiological products	3,213,113	2,503,631
Other intangible assets
Trademarks and patents	6,116,684	6,374,782
Software	1,177,026	686,965
Customer loyalty	15,815,384	16,125,208
GLA/ARA safflower	2,931,699	—
Total	57,781,483	35,333,464

Schedule of gross carrying amounts of intangibles

.     Gross carrying amount as of December 31, 2020 is as follows:

	Gross carrying amount

	As of the			Foreign
	beginning of			currency	As of the
Class	period	Additions	Transfers	translation	end of period
Seed and integrated products
Soybean HB4 and breeding program (1)	7,345,923	19,063,357	(186,804)	609	26,223,085
Ecoseed integrated products	2,296,955	—	—	7,537	2,304,492
Crop nutrition
Microbiological products	3,867,593	922,937	—	21,369	4,811,899
Other intangible assets
Trademarks and patents	8,432,746	—	—	27,672	8,460,418
Software	2,088,929	502,137	186,804	5,092	2,782,962
Customer loyalty	18,800,691	—	—	61,693	18,862,384
GLA/ARA safflower (Note 4)	—	2,931,699	—	—	2,931,699
Total	42,832,837	23,420,130	—	123,972	66,376,939

(1)	Of the total additions, USD 18,4 million are associated with the transaction mentioned in Note 4.

     Gross carrying amount as of December 31, 2019 is as follows:

	Gross carrying amount

	As of the		Foreign
	beginning of		currency	As of the end
Class	period	Additions	translation	of period
Seed and integrated products
Soybean HB4 and breeding program	6,120,336	464,608	—	6,584,944
Ecoseed integrated products	2,627,946	39,514	(287,901)	2,379,559
Crop nutrition
Microbiological products	3,267,200	—	(498,873)	2,768,327
Other intangible assets
Trademarks and patents	9,810,822	—	(1,074,808)	8,736,014
Software	2,149,340	98,308	(219,709)	2,027,939
Customer loyalty	21,873,093	—	(2,396,269)	19,476,824
Total	45,848,737	602,430	(4,477,560)	41,973,607

Schedule of accumulated amortization of intangibles

      Accumulated amortization as of December 31, 2020 is as follows:

	Amortization

	Accumulated
	as of			Foreign	Accumulated
	beginning of			currency	as of the end of
Class	period	Of the period	Transfers	translation	period
Crop nutrition
Microbiological products	1,363,962	229,417	—	5,407	1,598,786
Other intangible assets
Trademarks and patents	2,057,964	279,016	—	6,754	2,343,734
Software	1,401,964	200,277	—	3,695	1,605,936
Customer loyalty	2,675,483	362,738	—	8,779	3,047,000
Total	7,499,373	1,071,448	—	24,635	8,595,456

     Accumulated amortization as of December 31, 2019 is as follows:

	Amortization

	Accumulated
	as of		Foreign	Accumulated
	beginning of		currency	as of the end
Class	period	Of the period	translation	of period
Crop nutrition
Microbiological products	1,059,083	236,898	(99,766)	1,196,215
Other intangible assets
Trademarks and patents	1,747,174	288,105	(191,409)	1,843,870
Software	1,154,617	203,512	(119,978)	1,238,151
Customer loyalty	2,271,437	374,554	(248,844)	2,397,147
Total	6,232,311	1,103,069	(659,997)	6,675,383

Schedule of carrying amount of goodwill

	12/31/2020	06/30/2020

Rizobacter	20,162,706	20,094,633
Bioceres Crops S.A. (previously named Semya)	5,450,046	5,432,222
	25,612,752	25,526,855

Schedule of trade and other payable

	12/31/2020	06/30/2020
Current
Trade creditors	44,470,002	37,139,351
Shareholders and other related parties (Note 15)	2,392,591	1,031,710
Trade creditors - Parent company (Note 15)	29,107	2,210,308
Trade creditors - Joint ventures and associates (Note 15)	13,256,575	14,409,853
Taxes	2,066,219	2,163,552
Consideration of payment for Bioceres Crops S.A. acquisition (Note 15)	122,950	122,950
Miscellaneous	144,478	212,138
	62,481,922	57,289,862

Non-current
Trade creditors	319,004	—
Consideration of payment for Bioceres Crops S.A. acquisition (Note 15)	452,654	452,654
	771,658	452,654

Schedule of borrowings

	12/31/2020	06/30/2020
Current
Bank overdrafts	—	73,362
Bank borrowings	47,951,049	47,646,912
Corporate bonds	26,866,736	12,611,940
Net loans payables-Parents companies and related parties to Parents (Note 15)	3,694,128	3,389,521
Subordinated loan	10,994,056	—
	89,505,969	63,721,735
Non-current
Subordinated loan	—	10,364,045
Bank borrowings	3,304,012	3,497,671
Corporate bonds	17,020,226	18,364,894
Net loans payables-Parents companies and related parties to Parents (Note 15)	9,000,000	9,000,000
	29,324,238	41,226,610

Schedule of carrying value of borrowings

	12/31/2020		06/30/2020
	Amortized		Amortized
	cost	Fair value	cost	Fair value
Current
Bank borrowings	47,951,049	46,332,034	47,646,912	43,046,111
Corporate Bonds	26,866,736	25,443,058	12,611,940	11,997,981

Non-current
Bank borrowings	3,304,012	2,791,541	3,497,671	3,072,395
Corporate Bonds	17,020,226	13,760,143	18,364,894	16,135,876

Schedule of employee benefits and social security

	12/31/2020	06/30/2020
Current
Salaries, accrued incentives, vacations and social security	3,194,045	2,960,542
Key management personnel (Note 15)	909,861	1,550,050
	4,103,906	4,510,592

Non-current
Key management personnel (Note 15)	—	534,038
	—	534,038

Schedule of private warrants

	12/31/2020	06/30/2020
Private warrants	—	1,686,643
	—	1,686,643

Schedule od consideration of acquisition assets

	12/31/2020	06/30/2020
Current
Consideration for acquisition of assets	800,000	—
	800,000	—
Non-current
Consideration for acquisition of assets	7,637,972	—
	7,637,972	—